SUPPLEMENT DATED SEPTEMBER 2, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4




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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   The telephone number for our Service Center on the first page of your prospectus and the back cover page is amended to read: 1-800-547-7548.

2. The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I and Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I is amended as follows:


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -------------------------------
Sub-advisers:                                    Oberweis Asset Management,
                                                 Inc.; Waddell & Reed Investment
                                                 Management Company
------------------------------------------------ -------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -------------------------------
Sub-advisers:                                    American Century Investment
                                                 Management, Inc.; The Dreyfus
                                                 Corporation; Gartmore Global
                                                 Partners, an indirect
                                                 subsidiary of Nationwide Mutual
                                                 Insurance Company; Morgan
                                                 Stanley Investment Management
                                                 Inc.; Neuberger Berman, LLC;
                                                 Waddell & Reed Investment
                                                 Management Company
------------------------------------------------ -------------------------------


3. The Neuberger Berman Socially Responsive Fund - Trust Class information in the "Available Sub-Accounts" section is replaced with the following:

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -------------------------------
Investment Adviser:                              Neuberger Berman Management,
                                                 Inc.
------------------------------------------------ -------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -------------------------------


4. The Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class information in the "Available Sub-Accounts" section is amended to read: Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class (not available for policies issued on or after May 1, 2003).